Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 208		$ 8
Additions		$ 239
Accretion	(73)	(30)	(1)
Reclassification and other	(27)	(1)	$ (7)
Balance at end of period	$ 108	$ 208